Ordinary Share	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Ordinary Share
19.	Ordinary Share
As of March 31, 2020,the Company had 22,238,454 ordinary shares issued and outstanding. As of March 31, 2021, the Company had 54,505,108 Class A ordinary shares and 13,037,729 Class B ordinary shares issued and outstanding, respectively.
Initial public offering
In October 2020, the Company completed its IPO on the New York Stock Exchange of 7,000,000 American Depositary Shares (“ADS”) (including 1,050,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (each representing 0.75 of one Class A ordinary share), for a total ordinary shares offering of 5,250,000 shares at a price of US$10.00 per ADS. The net proceeds raised from the IPO amounted to approximately US$64 million after deducting underwriting discounts and commissions and other offering expenses.
Upon the completion of the IPO, all series of redeemable convertible preferred shares of the Company were converted and designated as Class A ordinary shares with a par value of US$0.001 each on a one-for-one
basis except for (i)10,340,000 shares of Series A preferred shares were automatic converted into 7,844,137 ordinary shares on a 1: 0.76 basis, (ii) 9,067,384 shares of Series B preferred shares were automatic converted into 8,557,980 ordinary shares on a 1:0.94 basis, (iii) 6,734,459 shares of Series C+ preferred shares were automatic converted into 6,883,520 ordinary shares on a 1:1.02 basis and (iv) 833,125 shares of Series C preferred shares were converted and designated as Class B ordinary shares with a par value of US$0.001 each on a one-for-one
basis. 12,204,604 ordinary shares were designated as Class B ordinary share on a one-for-one
basis. The remaining ordinary shares were designated as Class A ordinary shares on a one-for-one
basis.
In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.
In February 2021, the Company entered into a share repurchase agreement with one of its previously preferred shareholders. The Company repurchased and cancelled 521,924 shares of Class A ordinary shares held by the shareholder with a consideration amounting to US$4.8 million (which is the principal amount of the loan receivable from the shareholder).